Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Receivables and Prepaid Expenses [Abstract]
RECEIVABLES AND PREPAID EXPENSES	NOTE 3 - RECEIVABLES AND PREPAID EXPENSES:
	December 31,
	2025	2024

VAT receivable	$8,685	57,875
Prepaid expenses	-	30,000
Other assets	1,549	1,264
	$10,234	89,139